Intangible Assets	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Intangible assets consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Customer relationship
Balance at beginning of the year	—	—	—
Acquisition of subsidiaries	—	26,385,737	3,365,528
	—	26,385,737	3,365,528
Less: accumulated amortization	—	(2,198,812)	(280,461)
Balance at end of the year	—	24,186,925	3,085,067

Customer relationships represent the value of established relationships with existing customers that are expected to generate future economic benefits. Customer relationships acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).